Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Carrying Amount and Fair Values of Financial Assets and Financial Liabilities by Fair value

The carrying amount and the fair values of financial assets and financial liabilities by fair value hierarchy as of December 31, 2017 and 2018 are as follows:

①	December 31, 2017

			Fair value
	Book value		Level 1	Level 2	Level 3	Total
	(in millions of Won)
Financial assets
Financial assets at fair value through profit or loss
Financial assets held for trading	￦	1,970	—	1,970	—	1,970
Derivatives assets held for trading		65,051	—	65,051	—	65,051
Derivative hedging instruments		3,239	—	3,239	—	3,239
Available-for-sale financial assets		1,978,115	1,080,291	17,812	880,012	1,978,115
Held-to-maturity investments		5,211	—	—	—	—
Loans and receivables (*1)
Cash and cash equivalents		2,612,530	—	—	—	—
Trade accounts and notes receivable		8,898,176	—	—	—	—
Loans and other receivables		9,099,444	—	—	—	—

	￦	22,663,736	1,080,291	88,072	880,012	2,048,375

Financial liabilities
Financial liabilities at fair value through profit or loss
Derivative liabilities held for trading	￦	142,280	—	142,280	—	142,280
Derivative hedging instruments		13,230	—	13,230	—	13,230
Financial liabilities measured at amortized cost (*1)
Trade accounts and notes payable		3,477,678	—	—	—	—
Borrowings		21,063,657	—	21,217,415	—	21,217,415
Financial guarantee liabilities		88,407	—	—	—	—
Others		1,865,683	—	—	—	—

	￦	26,650,935	—	21,372,925	—	21,372,925

(*1)	Fair value of financial assets and liabilities measured at amortized cost except borrowings approximates carrying amounts.

②	December 31, 2018

			Fair value
	Book value		Level 1	Level 2	Level 3	Total
	(in millions of Won)
Financial assets
Fair value through profit or loss
Derivative assets	￦	16,662	—	16,662	—	16,662
Short-term financial instruments		6,099,303	—	6,099,303	—	6,099,303
Debt securities		27,229	—	—	27,229	27,229
Other securities		338,106	1,224	5,205	331,677	338,106
Other receivables		2,000	—	—	2,000	2,000
Derivative hedging instruments (*2)		32,421	—	32,421	—	32,421
Fair value through other comprehensive income
Equity securities		1,238,630	891,514	—	347,116	1,238,630
Debt securities		1,638	—	—	1,638	1,638
Financial assets measured at amortized cost (*1)
Cash and cash equivalents		2,643,865	—	—	—	—
Trade accounts and notes receivable		8,819,617	—	—	—	—
Other receivables		1,843,381	—	—	—	—
Debt securities		8,447	—	—	—	—
Deposit instruments		1,966,558	—	—	—	—

	￦	23,037,857	892,738	6,153,591	709,660	7,755,989

Financial liabilities
Fair value through profit or loss
Derivative liabilities	￦	60,047	—	60,047	—	60,047
Derivative hedging instruments (*2)		13,710	—	13,710	—	13,710
Financial liabilities measured at amortized cost (*1)
Trade accounts and notes payable		4,035,960	—	—	—	—
Borrowings		20,209,270	—	20,377,105	—	20,377,105
Financial guarantee liabilities		68,205	—	—	—	—
Others		1,803,353	—	—	—	—

	￦	26,190,545	—	20,450,862	—	20,450,862

(*1)	Fair value of financial assets and liabilities measured at amortized cost except borrowings approximates carrying amounts.

(*2)

The Company applies hedge accounting which uses forward contracts as hedging instrument in order to hedge the risk of changes in fair value of product prices regarding firm commitments or purchase commitments. Also, the Company applies cash flow accounting which uses currency swap as hedging instrument in order to hedge the risk of changes in foreign currency which influences cash flow from borrowings.

Value Measurement Method and Significant but not Observable Inputs for the Financial Assets Classified as Fair Value Hierarchy Level 3
①	Value measurement method and significant but not observable inputs for the financial assets classified as fair value hierarchy Level 3 as of December 31, 2018 are as follows:

	Fair value		Valuation technique	Inputs	Range of inputs	Effect on fair value assessment with unobservable input
(in millions of Won)
Financial assets at fair value	￦	303,377	Discounted cash flows	Growth rate	0% ~ 0.5%	As growth rate increases, fair value increases
				Discount rate	6.4% ~ 13.8%	As discount rate increases, fair value decreases
		23,747	Proxy firm valuation method	Price multiples	1.085 ~ 5.245	As price multiples increases, fair value increases
		382,536	Asset value approach	—	—	—

Sensitivity Analysis of Financial Assets and Financial Liabilities Classified as Level 3 of Fair Value Hierarchy
②	Sensitivity analysis of financial assets and financial liabilities classified as Level 3 of fair value hierarchy

If other inputs remain constant as of December 31, 2018 and one of the significant but not observable input is changed, the effect on fair value measurement is as follows:

	Input variable	Favorable changes		Unfavorable changes
	(in millions of Won)
Financial assets at fair value	Fluctuation 0.5% of growth rate	￦	1,563	958
	Fluctuation 0.5% of discount rate		17,332	15,715

Finance Income and Costs by Category of Financial Instruments

Finance income and costs by category of financial instrument for the years ended December 31, 2016, 2017 and 2018 were as follows:

①	For the year ended December 31, 2016

	Finance income and costs								Other comprehensive income
	Interest income (expense)		Gain and loss on valuation	Gain and loss on foreign currency	Gain and loss on disposal	Impairment loss	Others	Total
	(in millions of Won)
Derivatives assets	￦	—	57,411	—	310,625	—	—	368,036	—
Available-for-sale financial assets		431	—	—	127,524	(248,404)	41,000	(79,449)	310,608
Held-to-maturity financial assets		266	—	—	—	—	38	304	—
Loans and receivables		181,778	—	140,751	(17,854)	—	(172)	304,503	—
Derivatives liabilities		—	(72,976)	—	(332,415)	—	—	(405,391)	—
Financial liabilities measured at amortized cost		(658,726)	—	(283,059)	(61)	—	(28,367)	(970,213)	—

	￦	(476,251)	(15,565)	(142,308)	87,819	(248,404)	12,499	(782,210)	310,608

② For the year ended December 31, 2017

	Finance income and costs
	Interest income (expense)		Gain and loss on valuation	Gain and loss on foreign currency	Gain and loss on disposal	Impairment loss	Others	Total	Other comprehensive loss
	(in millions of Won)
Financial assets held for trading	￦	—	16	—	—	—	—	16	—
Derivatives assets		—	(99,942)	—	206,362	—	—	106,420	(143)
Available-for-sale financial assets		60	—	—	418,789	(123,214)	92,961	388,596	(31,389)
Held-to-maturity financial assets		236	—	—	—	—	7	243	—
Loans and receivables		212,155	—	(607,837)	(32,456)	—	(304)	(428,442)	—
Derivatives liabilities		—	(61,809)	—	(231,908)	—	—	(293,717)	—
Financial liabilities measured at amortized cost		(653,115)	—	777,935	—	—	(9,546)	115,274	—

	￦	(440,664)	(161,735)	170,098	360,787	(123,214)	83,118	(111,610)	(31,532)

③ For the year ended December 31, 2018

	Finance income and costs
	Interest income (expense)		Gain and loss on valuation	Gain and loss on foreign currency	Gain and loss on disposal	Others	Total	Other comprehensive income (loss)
	(in millions of Won)
Financial assets at fair value through profit or loss	￦	140,116	(43,293)	—	11,919	3,644	112,386	—
Derivative assets		—	47,720	—	233,187	—	280,907	—
Financial assets at fair value through other comprehensive income		—	—	—	—	59,701	59,701	(149,188)
Financial assets measured at amortized cost		197,142	—	234,606	(39,970)	(370)	391,408	—
Derivative liabilities		—	8,592	—	(194,446)	—	(185,854)	(212)
Financial liabilities measured at amortized cost		(741,296)	—	(438,708)	—	(16,990)	(1,196,994)	—

	￦	(404,038)	13,019	(204,102)	10,690	45,985	(538,446)	(149,400)

Maximum Exposure to Credit Risk

The carrying amount of financial assets represents the Company’s maximum exposure to credit risk. The maximum exposure to credit risk as of December 31, 2017 and 2018 are as follows:

	2017		2018
	(in millions of Won)
Cash and cash equivalents	￦	2,612,530	2,643,865
Derivative assets		68,290	49,083
Short-term financial instrument		5,545,667	6,099,303
Debt securities		—	37,314
Other securities		—	338,106
Financial assets held for trading		1,970	—
Available-for-sale financial assets		192,866	—
Held-to-maturity investments		5,211	—
Other receivables		2,195,466	1,845,381
Trade accounts and notes receivable		8,898,176	8,819,617
Deposit instruments		1,358,311	1,966,558

	￦	20,878,487	21,799,227

Allowance for Doubtful Accounts

① Allowance for doubtful accounts as of December 31, 2017 and 2018 are as follows:

	2017		2018
	(in millions of Won)
Trade accounts and notes receivable	￦	634,129	588,733
Other accounts receivable		187,706	160,729
Loans		258,957	147,980
Other assets		13,672	19,348

	￦	1,094,464	916,790

Impairment Losses on Financial Assets

② Impairment losses on financial assets for the years ended December 31, 2017 and 2018 were as follows:

	2017		2018
	(in millions of Won)
Bad debt expenses	￦	173,694	74,781
Other bad debt expenses (*1)		100,920	81,353
Impairment loss on available-for-sale financial assets		123,214	—
Less: Recovery of allowance for other bad debt accounts		(2,743)	(18,261)
Less: Recovery of impairment loss on held-to-maturity financial assets		(20)	—

	￦	395,065	137,873

(*1)	Other bad debt expenses are mainly related to loans and other accounts receivable.

Aging and Impairment Losses of Trade Accounts and Notes Receivable and Other Receivables

③ The aging and allowance for doubtful accounts of trade accounts and notes receivable as of December 31, 2017 and 2018 are as follows:

	2017			2018
	Trade accounts and notes receivable		Allowance for doubtful accounts	Trade accounts and notes receivable	Allowance for doubtful accounts
	(in millions of Won)
Not due	￦	7,736,092	65,314	8,021,110	70,418
Overdue less than 1 month		445,390	12,546	632,082	14,434
1 month – 3 months		170,682	742	226,082	4,116
3 months – 12 months		384,313	21,030	118,094	11,774
Over 12 months		1,453,785	534,497	1,148,694	487,991

	￦	10,190,262	634,129	10,146,062	588,733

④ The aging and allowance for doubtful accounts of other receivables as of December 31, 2017 and 2018 are as follows:

	2017			2018
	Loans and other account receivable		Allowance for doubtful accounts	Loans and other account receivable	Allowance for doubtful accounts
	(in millions of Won)
Not due	￦	1,888,726	9,672	1,754,293	140,072
Overdue less than 1 month		235,559	35,539	100,102	4,307
1 month – 3 months		69,372	54,335	28,351	851
3 months – 12 months		96,942	64,467	59,946	12,411
Over 12 months		365,202	296,322	230,746	170,416

	￦	2,655,801	460,335	2,173,438	328,057

Changes in Allowance for Doubtful Accounts

⑤ Changes in the allowance for doubtful accounts for the years ended December 31, 2016, 2017 and 2018 were as follows:

	2016		2017	2018
	(in millions of Won)
Beginning	￦	999,678	977,771	1,094,464
Initial application of IFRS No.9		—	—	107,454
Bad debt expenses		165,150	173,694	74,781
Other bad debt expenses		37,567	98,177	63,092
Others(*1)		(224,624)	(155,178)	(423,001)

Ending	￦	977,771	1,094,464	916,790

(*1)	Others for the year ended December 31, 2016, 2017 and 2018, included decreases mainly due to write-off amounting to ￦216,657 million, ￦119,964 million and ￦383,714 million, respectively.

Contractual Maturities for Non-derivative Financial Liabilities

1) Contractual maturities for non-derivative financial liabilities are as follows:

	Book value		Contractual cash flow	Within 1 year	1 year - 5 years	After 5 years
	(in millions of Won)
Trade accounts and notes payable	￦	4,035,960	4,037,863	4,006,942	30,921	—
Borrowings		20,209,270	24,319,619	12,912,399	10,452,389	954,831
Financial guarantee liabilities (*1)		68,205	3,147,280	3,147,280	—	—
Other financial liabilities		1,803,353	1,817,014	1,668,937	148,077	—

	￦	26,116,788	33,321,776	21,735,558	10,631,387	954,831

(*1)	For issued financial guarantee contracts, the maximum amount of the guarantee is allocated to the earliest period in which the guarantee could be called.

Contractual Maturities Analysis of Derivative Financial Liabilities

2) Contractual maturities for derivative financial liabilities are as follows:

	Within 1 year		1 year - 5 years	After 5 years	Total
	(in millions of Won)
Currency forward	￦	11,364	34,743	—	46,107
Currency swap		1,707	5,849	4,369	11,925
Interest swap		—	1,467	—	1,467
Others		14,258	—	—	14,258

	￦	27,329	42,059	4,369	73,757

Currency risk [member]
Statement [LineItems]
Market Risk Exposure

1) The Company has exposure to the risk that the fair value or future cash flows of a financial instrument will fluctuate because of the changes in foreign exchange rates. The exposure to currency risk as of December 31, 2017 and 2018 are as follows:

	2017			2018
	Assets		Liabilities	Assets	Liabilities
	(in millions of Won)
USD	￦	4,215,151	5,940,380	4,346,481	6,389,276
EUR		552,630	454,072	657,690	509,437
JPY		165,356	709,318	97,722	389,625
Others		220,723	117,632	259,949	142,868

Sensitivity Analysis for Market Risk

2) As of December 31, 2017 and 2018, provided that functional currency against foreign currencies other than functional currency hypothetically strengthens or weakens by 10%, the changes in gain or loss for the years ended December 31, 2017 and 2018 were as follows:

	2017			2018
	10% increase		10% decrease	10% increase	10% decrease
	(in millions of Won)
USD	￦	(172,523)	172,523	(204,280)	204,280
EUR		9,856	(9,856)	14,825	(14,825)
JPY		(54,396)	54,396	(29,190)	29,190

Interest rate risk [member]
Statement [LineItems]
Market Risk Exposure

1) The carrying amount of interest-bearing financial instruments as of December 31, 2017 and 2018 are as follows:

	2017		2018
	(in millions of Won)
Fixed rate
Financial assets	￦	10,943,300	11,565,519
Financial liabilities		(11,179,635)	(11,781,701)

		(236,335)	(216,182)

Variable rate
Financial liabilities	￦	(9,977,040)	(8,522,323)

Sensitivity Analysis for Market Risk

As of December 31, 2017 and 2018, provided that other factors remain the same and the interest rate of borrowings with floating rates increases or decreases by 1%, the changes in interest expense for the years ended December 31, 2017 and 2018 were as follows:

	2017			2018
	1% increase		1% decrease	1% increase	1% decrease
	(in millions of Won)
Variable rate financial instruments	￦	(99,770)	99,770	(85,223)	85,223

Level 3 [member]
Statement [LineItems]
Fair Values of Financial Assets and Financial Liabilities
③	Changes in fair value of financial assets and financial liabilities classified as Level 3 for the years ended December 31, 2017 and 2018 were as follows:

	2017		2018
	(in millions of Won)
Beginning	￦	349,090	880,012
Acquisition and others		658,359	134,325
Gain (loss) on valuations of derivatives		(10,346)	(34,555)
Other comprehensive income (loss)		35,126	26,771
Impairment		(107,934)	—
Disposal and others		(44,283)	(296,893)

Ending	￦	880,012	709,660